Inventories (Details) - Benson Hill, Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw materials and supplies	$ 1,727	$ 2,263	$ 2,333
Work-in-process	3,211	1,193	35
Crops under production	86	4,155	3,381
Finished goods	7,953	5,429	1,420
Total inventories	$ 12,977	$ 13,040	$ 7,169